Intermediate Tax-Free High Yield Fund	07/01/2015 to 06/30/2016

ICA File Number: 811-22968
Registrant Name: T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Reporting Period: 07/01/2015 - 06/30/2016

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22968

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 02/28

Date of reporting period: 07/01/2015 to 06/30/2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2016

==================== Intermediate Tax-Free High Yield Fund =====================

DETROIT MI W&S DEPT 5.25% NOTES DUE JULY 1, 2026

Ticker:       N/A            Security ID:  251250AN6
Meeting Date: NOV 19, 2015   Meeting Type: Consent
Record Date:  NOV 19, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The holder consents to the amendment    N/A       Yes          Management
      to ordinance, second supplemental
      indenture, and change in obligor.

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